UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954)527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15

Item 1. Schedule of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2015 (unaudited)

	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 93.5%
Austria 0.7%
Wienerberger AG	Building Products	416,258	$7,307,926
Bahamas 1.0%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	168,390	10,588,363

Belgium 1.0%
Barco NV	Electronic Equipment, Instruments
	& Components	167,740	10,467,940

Brazil 0.8%
M Dias Branco SA	Food Products	174,900	3,255,215
Tupy SA	Auto Components	893,500	4,617,052
			7,872,267
Canada 4.0%
Badger Daylighting Inc.	Construction & Engineering	459,500	8,466,828
Canaccord Genuity Group Inc.	Capital Markets	1,097,700	3,912,138
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	174,700	3,854,754
HudBay Minerals Inc.	Metals & Mining	2,151,850	9,554,111
Major Drilling Group International Inc.	Metals & Mining	1,546,100	5,683,851
Mullen Group Ltd.	Energy Equipment & Services	523,400	6,160,413
Precision Drilling Corp.	Energy Equipment & Services	955,600	4,114,031
			41,746,126
China 0.1%
Minth Group Ltd.	Auto Components	298,000	598,091

Finland 3.5%
Amer Sports OYJ	Leisure Products	750,947	21,876,467
Huhtamaki OYJ	Containers & Packaging	423,700	15,356,199
			37,232,666
Germany 5.1%
Gerresheimer AG	Life Sciences Tools & Services	259,200	20,240,003
Grand City Properties SA	Real Estate Management &
	Development	673,830	13,884,048
Jenoptik AG	Electronic Equipment, Instruments
	& Components	869,000	13,681,609
Kloeckner & Co. SE	Trading Companies & Distributors	261,760	2,242,028
Leoni AG	Auto Components	95,720	3,685,634
			53,733,322
Hong Kong 4.2%
EVA Precision Industrial Holdings Ltd.	Machinery	26,534,000	5,818,259
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,082,000	7,020,447
Techtronic Industries Co. Ltd.	Household Durables	5,134,500	20,894,835
Value Partners Group Ltd.	Capital Markets	8,730,000	10,292,049
			44,025,590
Italy 3.0%
Azimut Holding SpA	Capital Markets	221,610	5,659,749
Interpump Group SpA	Machinery	483,200	7,500,321
[a]LivaNova PLC	Health Care Equipment & Supplies	165,180	9,886,023
Marr SpA	Food & Staples Retailing	396,973	8,137,553
			31,183,646
Japan 10.2%
Asics Corp.	Textiles, Apparel & Luxury Goods	713,800	16,304,826
Capcom Co. Ltd.	Software	245,000	5,395,353
Keihin Corp.	Auto Components	409,900	6,712,631
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	264,110	21,518,405
MEITEC Corp.	Professional Services	143,700	4,791,751
Nachi-Fujikoshi Corp.	Machinery	2,144,000	10,066,464

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
Shinko Plantech Co. Ltd.	Energy Equipment & Services	653,300	5,370,534
Square Enix Holdings Co. Ltd.	Software	309,900	7,046,100
Tokai Rika Co. Ltd.	Auto Components	243,300	5,618,796
Tsumura & Co.	Pharmaceuticals	638,100	17,545,741
Unipres Corp.	Auto Components	312,900	7,457,444
			107,828,045
Netherlands 2.8%
Aalberts Industries NV	Machinery	624,581	20,623,859
Arcadis NV	Construction & Engineering	370,310	8,938,976
			29,562,835
Norway 0.6%
Ekornes ASA	Household Durables	629,300	6,753,040

Philippines 0.3%
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	32,202,600	3,633,079
South Korea 3.5%
Binggrae Co. Ltd.	Food Products	119,438	6,621,314
BNK Financial Group Inc.	Banks	1,118,187	9,380,326
DGB Financial Group Inc.	Banks	1,202,820	10,785,112
Sindoh Co. Ltd.	Technology Hardware, Storage &
	Peripherals	143,648	6,675,427
Youngone Corp.	Textiles, Apparel & Luxury Goods	100,253	3,854,987
			37,317,166
Spain 1.6%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	25,409	6,857,086
[b]Melia Hotels International SA	Hotels, Restaurants & Leisure	439,436	5,590,533
Tecnicas Reunidas SA	Energy Equipment & Services	112,842	4,520,180
			16,967,799
Sweden 1.1%
[c]The Thule Group AB, Reg S	Leisure Products	859,910	11,513,724

Switzerland 2.2%
[b]Logitech International SA	Technology Hardware, Storage &
	Peripherals	856,870	12,793,069
Vontobel Holding AG	Capital Markets	236,028	10,608,129
			23,401,198
Taiwan 3.1%
Casetek Holdings Ltd.	Technology Hardware, Storage &
	Peripherals	944,000	4,657,300
Chicony Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	4,308,720	9,942,134
Giant Manufacturing Co. Ltd.	Leisure Products	1,707,311	11,536,062
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	3,684,000	6,367,003
			32,502,499
Thailand 0.6%
Hana Microelectronics PCL, fgn.	Electronic Equipment, Instruments
	& Components	5,801,500	6,233,819

United Kingdom 9.7%
Bellway PLC	Household Durables	145,460	5,731,253
Bovis Homes Group PLC	Household Durables	322,550	4,627,328
Devro PLC	Food Products	1,479,750	6,485,591
[a]DFS Furniture Ltd.	Household Durables	2,245,770	11,804,808
Foxtons Group PLC	Real Estate Management &
	Development	2,625,030	6,946,631
Greggs PLC	Food & Staples Retailing	1,072,590	20,080,434
Laird PLC	Electronic Equipment, Instruments
	& Components	2,238,640	12,037,068
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	806,740	8,007,321

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
SIG PLC	Trading Companies & Distributors	2,932,183	6,169,581
UBM PLC	Media	1,539,874	11,735,563
[a]Vectura Group PLC	Pharmaceuticals	3,357,110	8,666,517
			102,292,095
United States 34.4%
Alamo Group Inc.	Machinery	164,730	9,419,261
AllianceBernstein Holding LP	Capital Markets	747,372	18,310,614
ArcBest Corp.	Road & Rail	372,660	8,973,653
[a]Black Diamond Inc.	Leisure Products	767,000	3,735,290
[a]Chemtura Corp.	Chemicals	239,090	7,344,845
Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	316,830	14,837,149
[a]Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	90,950	4,451,093
Drew Industries Inc.	Auto Components	206,990	12,508,406
Education Realty Trust Inc.	Real Estate Investment Trusts
	(REITs)	303,200	11,172,920
The Finish Line Inc., A	Specialty Retail	307,490	5,101,259
FirstMerit Corp.	Banks	1,010,150	20,435,335
[a]Glu Mobile Inc.	Software	1,179,730	3,987,487
[a]Green Dot Corp.	Consumer Finance	424,270	7,136,221
GulfMark Offshore Inc., A	Energy Equipment & Services	510,730	3,304,423
Heidrick & Struggles International Inc.	Professional Services	734,730	21,204,308
[a]Hibbett Sports Inc.	Specialty Retail	425,530	13,961,639
Hillenbrand Inc.	Machinery	691,030	20,931,299
Hyster-Yale Materials Handling Inc.	Machinery	172,030	9,948,495
Investment Technology Group Inc.	Capital Markets	537,260	10,782,808
[a,b,d]JAKKS Pacific Inc.	Leisure Products	1,516,460	12,480,466
Janus Capital Group Inc.	Capital Markets	1,237,410	19,538,704
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	926,330	15,256,655
[a]Newpark Resources Inc.	Energy Equipment & Services	1,012,170	6,579,105
Simpson Manufacturing Co. Inc.	Building Products	560,470	20,810,251
[a]Smith & Wesson Holding Corp.	Leisure Products	434,450	7,967,813
SpartanNash Co.	Food & Staples Retailing	659,840	14,265,741
[a]Stillwater Mining Co.	Metals & Mining	1,237,220	11,580,379
[a]TTM Technologies Inc.	Electronic Equipment, Instruments
	& Components	1,833,390	14,373,778
[a]Tutor Perini Corp.	Construction & Engineering	736,860	13,882,442
[a]Unit Corp.	Energy Equipment & Services	261,230	4,720,426
[a,d]West Marine Inc.	Specialty Retail	1,454,630	13,368,050
			362,370,315
Total Common Stocks and Other Equity Interests (Cost $832,106,994)			985,131,551
Preferred Stocks 0.9%
Brazil 0.4%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	2,082,350	4,160,932

Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	76,600	5,687,611

Total Preferred Stocks (Cost $15,298,868)			9,848,543
Total Investments before Short Term Investments (Cost $847,405,862)			994,980,094

		Principal Amount*
Short Term Investments 7.6%
U.S. Government and Agency Securities 5.5%
United States 5.5%
[e]FFCB, 12/01/15		1,500,000	1,500,000
[e]FHLMC, 12/01/15		56,400,000	56,400,000

Templeton Global Smaller Companies Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
Total U.S. Government and Agency Securities (Cost $57,899,984)		57,900,000
Total Investments before Money Market Funds (Cost $905,305,846)		1,052,880,094
	Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$21,612,550) 2.1%
Money Market Funds 2.1%
United States 2.1%
[a,f]Institutional Fiduciary Trust Money Market Portfolio	21,612,550	21,612,550
Total Investments (Cost $926,918,396) 102.0%		1,074,492,644
Other Assets, less Liabilities (2.0)%		(20,795,536)
Net Assets 100.0%		$1,053,697,108

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security is on loan at November 30, 2015.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
d See Note 5 regarding holdings of 5% voting securities.
e The security is traded on a discount basis with no stated coupon rate.
f See Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLMC	-	Federal Home Loan Mortgage Corp.

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$930,518,382

Unrealized appreciation	$271,166,325
Unrealized depreciation	(127,192,063)
Net unrealized appreciation (depreciation)	$143,974,262

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended November 30, 2015, were as shown below.

	Held			Held
	at Beginning	Gross	Gross	at End	Value at End	Investment		Realized
Name of Issuer	of Period	Additions	Reductions	of Period	of Period		Income	Gain (Loss)
Non-Controlled Affiliates
JAKKS Pacific Inc.	1,516,460	-	-	1,516,460	12,480,466		-	-
West Marine Inc.	1,454,630	-	-	1,454,630	13,368,050		-	-
Total Affiliated Securities (Value is 2.45% of Net Assets)					$25,848,516	$	- $	-

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Year	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	26,172,955	24,703,061	(29,263,466)	21,612,550	$21,612,550	$	- $	-	0.10%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments[a,b]	$994,980,094	$-		$-	$994,980,094
Short Term Investments	21,612,550	57,900,000		-	79,512,550
Total Investments in Securities	$1,016,592,644	$57,900,000		$-	$1,074,492,644

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as w ell as other equity investments.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By /s/ Mark H. Otani

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2016